Acquisitions/Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions/Divestitures
Business acquisition, purchase price allocation

2015 Acquisitions

	Amortization			Other
($ in millions)	Life (in Years)	Merge	Cleversafe	Acquisitions
Current assets		$94	$23	$60
Fixed assets/noncurrent assets		128	63	82
Intangible assets
Goodwill	N/A	695	1,000	895
Completed technology	5 - 7	133	364	163
Client relationships	5 - 7	145	23	95
Patents/trademarks	2 - 7	54	11	23
Total assets acquired		1,248	1,484	1,318
Current liabilities		(73)	(15)	(34)
Noncurrent liabilities		(139)	(160)	(73)
Total liabilities assumed		(212)	(175)	(107)
Total purchase price		$1,036	$1,309	$1,210

N/A - not applicable

2014 Acquisitions

	Amortization	Total
($ in millions)	Life (in Years)	Acquisitions
Current assets		$56
Fixed assets/noncurrent assets		39
Intangible assets
Goodwill	N/A	442
Completed technology	5-7	68
Client relationships	7	77
Patents/trademarks	1-7	18
Total assets acquired		701
Current liabilities		(26)
Noncurrent liabilities		(67)
Total liabilities assumed		(93)
Total purchase price		$608

N/A - Not applicable

2013 Acquisitions

	Amortization		Other
($ in millions)	Life (in Years)	SoftLayer	Acquisitions
Current assets		$80	$97
Fixed assets/noncurrent assets		300	41
Intangible assets
Goodwill	N/A	1,285	961
Completed technology	5-7	290	181
Client relationships	6-7	245	97
In-process R&D	N/A	2	—
Patents/trademarks	2-7	75	32
Total assets acquired		2,277	1,408
Current liabilities		(56)	(61)
Noncurrent liabilities		(244)	(105)
Total liabilities assumed		(300)	(166)
Total purchase price		$1,977	$1,242

N/A - not applicable

Discontinued operation, summarized financial information

($ in millions)
For the year ended December 31:	2015	2014	2013
Total revenue	$720	$1,335	$1,384
Loss from discontinued operations, before tax	(175)	(619)	(720)
Loss on disposal, before tax	(116)	(4,726)	—
Total loss from discontinued operations, before income taxes	(291)	(5,346)	(720)
Provision/(benefit) for income taxes	(117)	(1,617)	(322)
Loss from discontinued operations, net of tax	$(174)	$(3,729)	$(398)

The assets and liabilities at December 31, 2014 presented below were classified as held for sale.

($ in millions)
At December 31:	2015	2014
Assets:
Accounts receivable	$—	$245
Inventory	—	380
Property, plant & equipment, net	—	—
Other assets	—	92
Total assets	$—	$717
Liabilities:
Accounts payable	$—	$177
Deferred income	—	87
Other liabilities	—	163
Total liabilities	$—	$427